INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 378,024
(Reversal) Impairment loss recognized in profit or loss	0	$ 1,577	$ (822)
Values at end of year	345,951	378,024
Licenses and internal developments
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	133,805
Values at end of year	$ 131,042	$ 133,805
Licenses and internal developments | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	3 years	3 years
Licenses and internal developments | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	5 years	5 years
Customer relationships and contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 216,707
Values at end of year	$ 196,706	$ 216,707
Customer relationships and contracts | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	1 year	1 year
Customer relationships and contracts | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	9 years	9 years
Platforms
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 18,491
Values at end of year	$ 11,229	$ 18,491
Platforms | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	4 years	4 years
Platforms | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	8 years	8 years
Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	3 years	3 years
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 3,151
Values at end of year	2,571	$ 3,151
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	5,870
Values at end of year	$ 4,403	$ 5,870
Trademarks | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	1 year	1 year
Trademarks | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life (years)	9 years	9 years
Cryptocurrencies
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 0
Values at end of year	0	$ 0
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	645,512	477,656
Additions related to business combinations	14,853	102,738
Additions from separate acquisitions	9,993	19,288
Additions from internal development	55,228	72,355
Derecognition	20,593	13,261
Translation	20,832	(13,264)
Values at end of year	725,825	645,512	477,656
Cost | Licenses and internal developments
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	301,669	222,289
Additions related to business combinations	109	1,885
Additions from separate acquisitions	9,993	19,288
Additions from internal development	55,228	72,355
Derecognition	20,492	11,454
Translation	7,687	(2,694)
Values at end of year	354,194	301,669	222,289
Cost | Customer relationships and contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	299,969	210,080
Additions related to business combinations	14,732	99,128
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Derecognition	0	0
Translation	13,014	(9,239)
Values at end of year	327,715	299,969	210,080
Cost | Platforms
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	31,824	33,097
Additions related to business combinations	0	0
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Derecognition	0	0
Translation	178	(1,273)
Values at end of year	32,002	31,824	33,097
Cost | Non-compete agreements
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	5,468	3,801
Additions related to business combinations	12	1,725
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Derecognition	0	0
Translation	(47)	(58)
Values at end of year	5,433	5,468	3,801
Cost | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	6,481	6,481
Additions related to business combinations	0	0
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Derecognition	0	0
Translation	0	0
Values at end of year	6,481	6,481	6,481
Cost | Cryptocurrencies
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	101	1,908
Additions related to business combinations	0	0
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Derecognition	101	1,807
Translation	0	0
Values at end of year	0	101	1,908
Amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(267,488)	(191,995)
Additions related to business combinations	(121,250)	(88,699)
(Reversal) Impairment loss recognized in profit or loss		1,577
Derecognition	(19,321)	(10,951)
Translation	(10,457)	3,832
Values at end of year	(379,874)	(267,488)	(191,995)
Amortization and impairment | Licenses and internal developments
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(167,864)	(123,573)
Additions related to business combinations	(70,750)	(54,199)
(Reversal) Impairment loss recognized in profit or loss		1,751
Derecognition	(19,220)	(10,951)
Translation	(3,758)	708
Values at end of year	(223,152)	(167,864)	(123,573)
Amortization and impairment | Customer relationships and contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(83,262)	(58,972)
Additions related to business combinations	(42,083)	(26,999)
(Reversal) Impairment loss recognized in profit or loss		0
Derecognition	0	0
Translation	(5,664)	2,709
Values at end of year	(131,009)	(83,262)	(58,972)
Amortization and impairment | Platforms
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(13,333)	(7,332)
Additions related to business combinations	(6,360)	(6,360)
(Reversal) Impairment loss recognized in profit or loss		0
Derecognition	0	0
Translation	(1,080)	359
Values at end of year	(20,773)	(13,333)	(7,332)
Amortization and impairment | Non-compete agreements
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(2,317)	(1,843)
Additions related to business combinations	(590)	(530)
(Reversal) Impairment loss recognized in profit or loss		0
Derecognition	0	0
Translation	45	56
Values at end of year	(2,862)	(2,317)	(1,843)
Amortization and impairment | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(611)	0
Additions related to business combinations	(1,467)	(611)
(Reversal) Impairment loss recognized in profit or loss		0
Derecognition	0	0
Translation	0	0
Values at end of year	(2,078)	(611)	0
Amortization and impairment | Cryptocurrencies
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(101)	(275)
Additions related to business combinations	0	0
(Reversal) Impairment loss recognized in profit or loss	0	(174)
Derecognition	(101)	0
Translation	0	0
Values at end of year	$ 0	$ (101)	$ (275)